Prepayments (Details) - Schedule of Prepayments - USD ($)	Dec. 31, 2023		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Schedule of prepayments [Abstract]
purchase of inventories	$ 994,429		$ 1,289,876		$ 2,478,192		$ 1,835,126
advertising expenses	307,825	[1]	1,194,406	[1],[2]	2,770,607	[2],[3]	1,958,275	[3]
others	163,387		220,799		349,885		514,451
Total	$ 1,465,641		$ 2,705,081		$ 7,091,645		$ 4,307,852

[1]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at December 31, 2023 and June 30, 2023, the Group had prepaid advertising expenses of US$307,825 and US$1,194,406, respectively. These contracts are to expire within 1 year from the balance sheet date.
[2]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2023 and June 30, 2022, the Group had prepaid advertising expenses of US$1,194,406 and US$2,770,607, respectively. These contracts are to expire within 1 year from the balance sheet date.
[3]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2022 and 2021, the Group had prepaid advertising expenses of US$2,770,607 and US$1,958,275, respectively. These contracts are to expire within 1 year from the balance sheet date.